COHEN & STEERS FUNDS

280 Park Avenue, 10th floor

New York, New York 10017

March 22, 2016

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Attention: Tony Burak

Re:	Cohen & Steers MLP Income and Energy Opportunity Fund, Inc. (File No. 811-22780)
and Cohen & Steers Active Commodities Strategy Fund, Inc. (File No. 811-22938)
(each a “Corporation” and collectively, the “Corporations”)

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), each Corporation listed above acknowledges the following:

•	the Corporation is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Corporation may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

COHEN & STEERS FUNDS

By:	/s/ Tina M. Payne
Tina M. Payne Secretary